Shareholders' Equity (Details Textual) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended							12 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2011	May 31, 2010	May 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2011	May 28, 2010	Apr. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock [Member] Employees, Board Members and Consultants [Member]	Sep. 30, 2012 Restricted Stock [Member] T R Winston Company LLC [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2011 Temporary Equity [Member]	Sep. 21, 2010 Temporary Equity [Member]
Shareholder's Equity (Textual)
Shares issued for payment of quarterly interest expense on the convertible debentures																							197,619
Shares issued for payment of quarterly interest expense on the convertible debentures, value																							$ 690,000
Common stock closing price																								$ 4.40	$ 4.40	$ 3.01
Grant of restricted shares to employess, former chief financial officer during the period																		356,865	371,050	932,500	1,864,747	356,865	50,000
Grant of restricted shares to employees, board members, consultants and T.R. Winston & Company LLC during the period, fair value																						1,490,000	230,000
Warrants issued to financial advisory group																								600,000	600,000
Warrants vested and expected to vest, outstanding, number																								100,000	100,000
Strik price per share										$ 1.50														$ 5.00	$ 5.00		$ 1.50
Warrant, vesting period																									3 years
Description of installment of vesting period																									Warrants vest monthly in six equal amounts over the six month term of the agreement
Recognized stock compensation expense for warrants				370,000	920,000	800,000	5,590,000	2,714,000	6,161,000	917,000	2,714,000													80,000
Consulting fee																									10,000
Final consulting payment during the last month of the contract																									90,000
Aggregate intrinsic value of warrants																								0	0	0
Lock up shares outstanding																				0
Shares reserved for possible conversion																1,926,471	893,617
Debentures, convertible, conversion price (per share)				$ 4.25		$ 4.25			$ 4.25			$ 9.40				$ 4.25	$ 9.40
Stock issued during period, shares																												2,983,233	11,749,467
Common stock issued for acquisitions, shares																												2,983,233	2,929,167
Common stock issued for acquisitions, value									10,895,893	15,786,621																		10,896,071	15,787,500
Common stock issued for services, Shares																												10,000	502,216
Common stock issued for services									81,997	2,256,088																		82,000	2,256,239
Share issued for loan agreements, value										5,250,000
Share issued for loan agreements, shares										1,250,000
Shares issued for restricted stock grants to employees, shares									238,824																				2,235,797
Shares issued for restricted stock grants to employees, value									6,161,111																				10,283,622
Stock issued during period shares for interest expense																														78,972
Stock issued during period shares for interest expense, value																														559,860
Share issued for cash, shares										3,978,788																375,333
Sahres issued for cash, value										20,046,733																2,903,794
Conversion of stock in shares			2,100,000																									1,976,471
Common stock, shares issued				18,016,143		18,016,143			17,436,825	14,453,592				2,500,000	750,000																5,313	2,658
Common stock, shares outstanding				18,016,143		18,016,143			17,436,825	14,453,592																					5,313
Common stock value				1,801		1,801			1,744	1,445																					172,516
Stock issued during period shares for private placement										3,975,300																	15,901,200
Warrants exercised										853,500			2,000,000	2,000,000													250,000
Share price per unit										$ 1.50														$ 5.00	$ 5.00		$ 1.50
Warrants exercise price, per share		$ 6.00								$ 6.00																	$ 2.20
Warrant exercised value										1,600,000																	5,121,000
Value for new warrants										2,953,450																	2,953,450
Aggregate intrinsic value																										0	6,687,000
Closing price of stock																										$ 5.20	$ 8.20
Weighted average remaining contractual life (in years)																									2 years 9 months 21 days	3 years 2 months 5 days	4 years 1 month 24 days
Conversion price				$ 4.25		$ 4.25			$ 4.25			$ 9.40				$ 4.25	$ 9.40
Additional Stockholders Equity (Textual)
Preferred Stock, shares authorized				10,000,000		10,000,000			10,000,000	10,000,000
Common stock, shares authorized				100,000,000		100,000,000			100,000,000	100,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Convertible debenture percentage									8.00%			8.00%
Inducement expense									2,800,000
Increased additional paid-in capital									2,800,000
Dilutive shares outstanding									1,082,854
Description of refusal to purchase of debentures									Up to 15% of any common stock, preferred stock or convertible debt offering by Recovery through December 31, 2012
Convertible notes payable face value									$ 8,400,000
Exercised price of new warrant per share										$ 8.80
Warrant expire date										Sep. 29, 2015
Reverse stock split	4:1					four-for-one			four-for-one